Stockholders' Equity - Summary of Weighted-Average Assumptions for Options Granted (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 years
2022 Plan and 2016 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	59.20%	51.80%
Expected term (in years)	6 years 2 months 12 days	5 years 10 months 24 days
Risk-free rate	2.70%	1.10%